                                                      OPPENHEIMER REAL ASSET FUND
                                                Supplement dated March 18, 2002 to the
                                      Statement of Additional Information dated December 28, 2001

         The Statement of Additional  Information  is changed by deleting the  biographical  information  as they  currently  appear on pages 39 and 40 for John S. Kowalik and Robert J. Bishop, respectively.

March 18, 2002                                                                          PX0735.004